Intangible assets - Estimated growth Rates (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Estimated growth rates for cash flow projections
Period for cash flow projections	5 years
Extrapolated growth rate	3.00%	3.00%
Impairment of non-current assets	¥ 26,933,000	¥ 1,405,000
Bottom of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	8.10%	6.00%
Annual gross profit ratio	55.20%	45.90%
Discount rate	16.00%	16.00%
Top of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	21.00%	17.90%
Annual gross profit ratio	80.30%	76.60%
Discount rate	17.10%	17.10%
Goodwill
Estimated growth rates for cash flow projections
Impairment of non-current assets	¥ 18,809,000	¥ 1,405,000
Tradenames
Estimated growth rates for cash flow projections
Impairment of non-current assets	8,124,000
Property, plant and equipment
Estimated growth rates for cash flow projections
Impairment of non-current assets	¥ 6,036,000